Stockholders' Deficit (Details Textual)							1 Months Ended											9 Months Ended		12 Months Ended
	May 10, 2018	Apr. 04, 2018 $ / shares shares	Mar. 01, 2018 USD ($)	Feb. 06, 2018	Dec. 11, 2017	Nov. 08, 2017 shares	Jul. 31, 2018 shares	Jun. 30, 2018 shares	Apr. 30, 2018 shares	Apr. 15, 2018 $ / shares shares	Feb. 22, 2018 $ / shares shares	Feb. 19, 2018	Oct. 26, 2017 USD ($) $ / shares shares	Oct. 26, 2017 ₪ / shares	Jun. 23, 2017 $ / shares	Jun. 22, 2017	Aug. 20, 2015 shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2012 shares	Oct. 22, 2018 USD ($) shares	Feb. 28, 2018 shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2015 USD ($)	Jun. 11, 2015 shares
Stockholders' Deficit (Textual)
Reverse stock split, description			The Reverse Stock Split of the Company's issued and outstanding common stock, par value $0.001 per share, on a 1-for-24 basis
Future investment exercised | $																		$ 765,000
Accumulated cost | $																										$ 747,000
Common stock par value | $ / shares											$ 0.001							$ 0.001		$ 0.001	$ 0.001
Common stock available for future grant																				36,397					36,397		36,397
Exercise of options into common stock | $																				$ 21,000
Stock-based compensation | $																		$ 1,245,000	$ 33,000	$ 19,000	$ 65,000
Warrants remain outstanding																		788,658						575,134
Aggregate exersise of warrants | $			$ 900,000															$ 1,148
Common stock shares issued																		5,362,550		4,350,608	3,023,043				4,350,608
Registration statement, description	The Company filed an amendment to the S-1 Registration Statement, for the purpose of registering (i) 922,330 shares of Common Stock that were outstanding as of that date; and (ii) 338,945 shares of Common Stock which are issuable upon conversion of the 2016 Loan and/or the 2017 Loan. The S-1 Registration Statement was declared effective by the SEC on July 12, 2018.			(i) 2,218,794 shares Common Stock; (ii) 1,396,428 shares of Common Stock which are issuable upon conversion of 2016 Loan and 2017 Loan; (iii) 1,534,626 shares of Common Stock which are issuable upon the exercise of certain investment rights granted by us to such selling stockholders and (iv) 904,036 shares of Common Stock which are issuable upon exercise of warrants issued by us to these selling stockholders.
Common stock value issued for services | $																				$ 15,000
Restricted stock units, value | $																				471,000
Unrecognized compensation cost | $																		$ 351,000
Contractual term of stock-based grants, description																		The Company and five representative companies and expected term of stock-based grants of 3.63-5 years.
2012 Plan [Member]
Stockholders' Deficit (Textual)
Granted term in excess																		10 years
Reserved for issuance, common stock																		45,370
Common stock par value | $ / shares																		$ 0.001
Common stock available for future grant																		40,474
Common stock outstanding and exercisable																		4,896
Number of options, Granted
Options outstanding and exercisable | $ / shares																		$ 190.8
Restricted Stock Units (RSUs) [Member]
Stockholders' Deficit (Textual)
Number of options, Granted																		131,200
Service Providers [Member]
Stockholders' Deficit (Textual)
Common stock value issued for services | $																		$ 381,000
Common stock shares issued for services							67,778
Two Service Providers [Member]
Stockholders' Deficit (Textual)
Common stock value issued for services | $																		$ 110
Common stock shares issued for services								24,306	24,306
Subsequent Event [Member]
Stockholders' Deficit (Textual)
Future investment exercised, shares																							267,000
Aggregate exersise of warrants | $																							$ 1,000
General and administrative expenses [Member]
Stockholders' Deficit (Textual)
Stock-based compensation | $																				$ 33,000	$ 65,000
Chairman [Member]
Stockholders' Deficit (Textual)
Exercise of options into common stock | $													$ 21,000
Exercise of options into common stock, Shares						5,535							25,904
Exercise price per share | (per share)													$ 0.82	₪ 2.89
Chairman [Member] | Subsequent Event [Member] | 2012 Plan [Member]
Stockholders' Deficit (Textual)
Common stock shares issued											435,052
Board of Directors [Member]
Stockholders' Deficit (Textual)
Reverse stock split, description					The Company announced a notice of special meeting of stockholders, according to which, a special meeting of the stockholders was held on February 19, 2018, for the purpose of considering to grant the Company's Board of Directors the authority, in its sole direction, to approve an amendment to the Company's Certificate of Incorporation to effect a reverse stock split of the Company's issued and outstanding common stock by a ratio of not less than 1-for-10 and not more than 1-for-200. On February 19, 2018, the stockholders of the Company approved a reverse stock split of the Company's issued and outstanding common stock by a ratio of not less than one for ten and not more than one for two hundred at any time prior to February 19, 2019, with such ratio to be determined by the Company's Board of Directors, in its sole discretion. On February 22, 2018, the Company's Board of Directors approved a reverse stock split of the Company's issued and outstanding common stock by a ratio of 1-for-24 ("Reverse Stock Split")						The Company's Board of Directors approved a reverse stock split of the Company's issued and outstanding Common Stock by a ratio of 1-for-24 ("Reverse Stock Split").	The stockholders of the Company approved a reverse stock split of the Company's issued and outstanding Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-200 at any time prior to February 19, 2019, with such ratio to be determined by the Company's Board of Directors, in its sole discretion
Common stock outstanding and exercisable		229,500
Registration statement, description																		260
Common stock shares issued for services		131,200
Vest options exercisable, term		36 months
Options outstanding and exercisable | $ / shares		$ 3.59
Officer [Member]
Stockholders' Deficit (Textual)
Common stock outstanding and exercisable		229,500
Registration statement, description																		260
Common stock shares issued for services		131,200
Vest options exercisable, term		36 months
Options outstanding and exercisable | $ / shares		$ 3.59
Consultant [Member]
Stockholders' Deficit (Textual)
Common stock outstanding and exercisable		229,500								25,500
Registration statement, description																		260
Common stock shares issued for services		131,200
Vest options exercisable, term		36 months								36 months
Options outstanding and exercisable | $ / shares		$ 3.59								$ 4.50
Employee stock option [Member]
Stockholders' Deficit (Textual)
Granted term in excess																						10 years
Reserved for issuance, common stock																						45,370
Common stock available for future grant																				40,474					40,474
2015 Plan [Member]
Stockholders' Deficit (Textual)
Reserved for issuance, common stock																	2,000,000
Vesting term																	2 years
2018 Stock Incentive Plan [Member] | Board of Directors [Member]
Stockholders' Deficit (Textual)
Common stock shares issued											2,500,000
2018 Stock Incentive Plan [Member] | Directors Officers and Consultant [Member]
Stockholders' Deficit (Textual)
Number of options, Granted																		255,000
2016 Investment Right [Member]
Stockholders' Deficit (Textual)
Future investment exercised | $																		$ 854,000
Future investment exercised, shares																		217,442
Shares of common stock, per share | $ / shares																		$ 1.308
2017 Investment Right [Member]
Stockholders' Deficit (Textual)
Future investment exercised | $																		$ 854,000
Future investment exercised, shares																		427,048
Shares of common stock, per share | $ / shares																		$ 1.332
Private Placement Agreement [Member]
Stockholders' Deficit (Textual)
Description of investments															Pursuant to the 2017 PIPE Agreements, the 2017 PIPE Investors agreed to invest a total of NIS 3,490,000 (approximately $966) in exchange for a total of 860,987 ordinary shares of Wize Israel (the "2017 PIPE"), at a price per share of NIS 4.05 (approximately $1.15), with Peretz undertaking to invest NIS 490,000 (approximately $139 according to the exchange rate as of June 23, 2017) in exchange for the private placement of 120,884 ordinary shares of Wize Israel (the "Peretz Investment") and each of Zrachia, Sadan and Rubini (the "Other Investors") undertaking to invest NIS 1,000,000 (approximately $282 according to the exchange rate as of June 23, 2017) in exchange for the private placement of 246,701 ordinary shares of Wize Israel each (together, the "Other Investments").
Common stock par value | $ / shares															$ 0.001
Warrants [Member]
Stockholders' Deficit (Textual)
Description of investments															(i) 30,625 warrants to Peretz and (ii) 62,500 warrants to each of the Other Investors, each warrant exercisable into one ordinary share of Wize Israel, at an exercise price of NIS 28.8 per share (approximately $8.4 according to the exchange rate as of December 31, 2017). According to the Exchange Ratio, Peretz was granted 126,928 Warrants exercisable into Common Stock and each of the Other Investors was granted 259,036 Warrants exercisable into Common Stock.   Sadan’s commitment to provide his portion of the Other Financing was conditioned upon Wize Israel not raising more than NIS 3,500,000 (approximately $988 according to the exchange rate as of June 23, 2017) and not less than NIS 2,000,000 (approximately $565 according to the exchange rate as of June 23, 2017) in the 2017 PIPE, including the amount to be invested by Sadan.
Exercise of options into common stock, Shares																		144,168
Description of warrants																				Each Warrant being exercisable into one share of the Company's common stock, par value $0.001 per share (the "Common Stock"), with a term of three years from the date of grant.
Warrants remain outstanding																		759,869
Aggregate exersise of warrants | $																		$ 293,000
Issued shares of common stock																		144,168
Peretz Investment and Other Investments [Member]
Stockholders' Deficit (Textual)
Future investment exercised																				$ 1,000,000					₪ 3,490,000
Future investment exercised, shares																				860,987					860,987
Exchange rate, description																The current 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted from NIS 24.00 (approximately $6.72 according to the exchange rate as of June 23, 2017) to NIS 16.8 (approximately $4.8 according to the exchange rate as of June 23, 2017) and as a result of the Merger, the 2017 Loan Conversion Price of NIS16.8 (approximately $4.8) was adjusted in accordance with the Exchange Ratio to NIS 4.05 (approximately $1.15). As a result of the 2017 Loan Amendment, the aggregate principal amount of the 2017 Loan is $822,144 and the 2017 Loan Conversion Price was adjusted to $1.1112.